Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 15, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 72,800	$ 754,893
Cash Equivalents, at Carrying Value		0
Cash, FDIC Insured Amount	250,000
Deferred Underwriting Compensation Noncurrent		4,025,000
Fair Value in Excess of Consideration Paid with Respect to Founder Shares Sold	$ 5,062,500
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		$ 0
Public Warrants
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	11,500,000
Private Placement Warrants
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,865,000
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	14,365,000
Class B Ordinary Shares [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	375,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Proceeds From Issuance Initial Public Offering, Net	$ 11,883,987
Underwriting Commissions And Fair Value Of Representative Shares	1,150,000
Equity Impact Of Fair Value Of Representative Shares	1,092,380
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	554,107
Offering Costs Charged To Temporary Equity	11,284,247
Offering Costs Charged To Equity	$ 599,740
Temporary Equity, Shares Issued	11,500,000
Threshold Months for Complete Initial Business Combination	12 months
IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Threshold Months for Complete Initial Business Combination	21 months
IPO [Member] | Public Warrants
Property, Plant and Equipment [Line Items]
Cash			$ 115,000,000
IPO [Member] | Class A Common Stock Subject to Redemption | Hutton and/or its designees
Property, Plant and Equipment [Line Items]
Temporary Equity, Shares Issued	115,000